Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [Abstract]
Computation of basic and diluted earnings per share [text block table]	Computation of basic and diluted earnings per share in € m. 2022 2021 2020 Net income (loss) attributable to Deutsche Bank shareholders and additional equity components 5,420 2,451 483 Coupons paid on additional equity components (479) (363) (349) Net income (loss) attributable to Deutsche Bank shareholders –numerator for basic earnings per share 4,940 2,088 135 Effect of dilutive securities 0 0 0 Net income (loss) attributable to Deutsche Bank shareholders after assumedconversions – numerator for diluted earnings per share 4,940 2,088 135 Number of shares in million Weighted-average shares outstanding – denominator for basic earnings per share 2,084.9 2,096.5 2,108.2 Effect of dilutive securities: Forwards 0.0 0.0 0.0 Employee stock compensation options 0.0 0.0 0.0 Deferred shares 40.7 46.6 62.0 Other (including trading options) 0.0 0.0 0.0 Dilutive potential common shares 0.0 0.0 0.0 Adjusted weighted-average shares after assumed conversions –denominator for diluted earnings per share 2,125.6 2,143.2 2,170.1
Earnings per share [text block table]	Earnings per share in € 2022 2021 2020 Basic earnings per share 2.37 1.00 0.06 Diluted earnings per share 2.32 0.97 0.06